Commitments and Contingencies - Summary of Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Capital leases
2022	$ 37
2023	37
2024	29
2025	0
2026	0
Thereafter	0
Total minimum lease payments	103
Capital Leases, Future Minimum Payments, Interest Included in Payments	(7)
Present value of net minimum capital lease payments	96
Less current installments of obligations under capital leases	(33)	$ (31)
Obligations under capital leases, excluding current installments	$ 63	$ 97
Capital leases, interest rate	6.00%
Operating leases
2022	$ 4,263
2023	3,946
2024	3,291
2025	2,718
2026	1,954
Thereafter	1,044
Total minimum lease payments	$ 17,216